CASH AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
CASH AND BORROWINGS
Schedule of net debt

	2020	2019
	$ million	$ million
Bank overdrafts, borrowings and loans due within one year	279	26
Long-term bank borrowings	930	851
Corporate bond	992	–
Private placement notes	1,285	1,000
Borrowings	3,486	1,877
Cash at bank	(1,762)	(277)
Credit balance on derivatives – interest rate swaps	(2)	–
Net debt	1,722	1,600
Non-current lease liabilities	146	124
Current lease liabilities	58	46
Net debt including lease liabilities	1,926	1,770

Schedule of borrowings repayable

	Within	Between	Between	Between	Between
	one year or	one and	two and	three and	four and	After
	on demand	two years	three years	four years	five years	five years	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million
At 31 December 2020
Bank loans	1	604	326	–	–	–	931
Bank overdrafts	11	–	–	–	–	–	11
Corporate bond	–	–	–	–	–	992	992
Private placement notes	267	125	105	430	–	625	1,552
Lease liabilities[1]	58	44	30	21	15	47	215
	337	773	461	451	15	1,664	3,701
At 31 December 2019
Bank loans	6	553	–	298	–	–	857
Bank overdrafts	20	–	–	–	–	–	20
Private placement notes	–	265	125	105	430	75	1,000
Lease liabilities[1]	46	39	30	20	14	37	186
	72	857	155	423	444	112	2,063

1	The lease liabilities presented above of $215m (2019: $186m) are on an undiscounted basis. The lease liabilities on a discounted basis, as outlined on the prior page, are $204m (2019: $170m).

Schedule of committed facility

Facility	Date due
$75 million 3.23% Senior Notes	January 2021
$190 million 2.97% Senior Notes	November 2021
$75 million 3.46% Senior Notes	January 2022
€223 million bilateral, term loan facility	May 2022
€269 million bilateral, term loan facility	May 2022
$50 million 3.15% Senior Notes	November 2022
€265 million bilateral, term loan facility	April 2023
$105 million 3.26% Senior Notes	November 2023
$100 million 3.89% Senior Notes	January 2024
$305 million 3.36% Senior Notes	November 2024
$25 million Floating Rate Senior Notes	November 2024
$1.0 billion syndicated revolving credit facility	June 2025
$75 million 3.99% Senior Notes	January 2026
$140 million 2.83% Senior Notes	June 2027
$60 million 2.90% Senior Notes	June 2028
$100 million 2.97% Senior Notes	June 2029
$95 million 2.99% Senior Notes	June 2030
$1.0 billion 2.032% Corporate Bond	October 2030
$155 million 3.09% Senior Notes	June 2032

Schedule of year end financial liabilities by contractual maturity

	Within one	Between	Between
	year or on	one and	two and	After
	demand	two years	five years	five years	Total
	$ million	$ million	$ million	$ million	$ million
At 31 December 2020
Non-derivative financial liabilities:
Bank overdrafts and loans	12	604	326	–	942
Corporate bond	20	20	61	1,102	1,203
Trade and other payables	891	1	–	–	892
Private placement notes	311	165	623	691	1,790
Acquisition consideration	72	34	59	5	170
Derivative financial instruments:
Currency swaps/forward foreign exchange contracts – outflow	2,581	–	–	–	2,581
Currency swaps/forward foreign exchange contracts – inflow	(2,544)	–	–	–	(2,544)
	1,343	824	1,069	1,798	5,034
At 31 December 2019
Non-derivative financial liabilities:
Bank overdrafts and loans	26	553	298	–	877
Trade and other payables	941	1	1	1	944
Private placement notes	33	297	721	79	1,130
Acquisition consideration	83	63	32	10	188
Derivative financial instruments:
Currency swaps/forward foreign exchange contracts – outflow	2,331	–	–	–	2,331
Currency swaps/forward foreign exchange contracts – inflow	(2,331)	–	–	–	(2,331)
	1,083	914	1,052	90	3,139